Financial risk management and fair values (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows
The following tables show the remaining contractual maturities at the end of the reporting period of the Group’s non-derivative
financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on rates current at the end of the reporting period) and the earliest date the Group can be required to pay:

	2020 Contractual undiscounted cash outflow
	Within 1 year or on demand RMB million	More than 1 year but less than 2 years RMB million	More than 2 years but less than 5 years RMB million	More than 5 years RMB million	Total RMB million	Carrying amount at December 31 RMB million
Borrowings	41,378	8,350	15,420	21,190	86,338	78,233
Lease liabilities	25,752	23,989	54,653	36,382	140,776	121,213
Trade and other payables and accrued charges	20,892	—	—	—	20,892	20,892
Long-term payables	111	111	207	—	429	385

	88,133	32,450	70,280	57,572	248,435	220,723

	2019 Contractual undiscounted cash outflow
	Within 1 year or on demand RMB million	More than 1 year but less than 2 years RMB million	More than 2 years but less than 5 years RMB million	More than 5 years RMB million	Total RMB million	Carrying amount at December 31 RMB million
Borrowings	38,304	4,251	8,720	2,007	53,282	51,180
Lease liabilities	25,404	23,860	63,003	44,814	157,081	134,074
Trade and other payables and accrued charges	21,300	—	—	—	21,300	21,300

	85,008	28,111	71,723	46,821	231,663	206,554

Sensitivity Analysis of Significant Foreign Exchange Rates and Impact on Profit after Tax and Retained Profits
The following table indicates the instantaneous change in the Group’s loss/profit after tax and retained profits that would arise if foreign exchange rates to which the Group has significant exposure at the end of the reporting period had changed at that date, assuming all other risk variables remained constant. The range of such sensitivity was considered to be reasonably possible at the end of the reporting date.

	2020
	Appreciation/(depreciation) of Renminbi against foreign currency	Decrease/(increased) on loss after tax and increase/(decrease) on retained profits RMB million
USD	1%	367
	(1%)	(367)
Euro	1%	24
	(1%)	(24)
Japanese Yen	10%	74
	(10%)	(74)

	2019
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	434
	(1%)	(434)
Euro	1%	26
	(1%)	(26)
Japanese Yen	10%	94
	(10%)	(94)

	2018
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	195
	(1%)	(195)
Euro	1%	28
	(1%)	(28)
Japanese Yen	10%	103
	(10%)	(103)

Disclosure of Exposure to Credit Risk and Expected Credit Losses for Air Ticket Receivables
The following table provides information about the Group’s exposure to credit risk and
ECLs for air ticket receivables as at December 31, 2020:

	December 31, 2020
	Expected loss rate s %	Gross carrying amount RMB million	Loss allowance RMB million
Within 3 months	0.01%	1,461	—
More than 3 months but less than 1 year	50.00%	7	4
More than 1 year but less than 2 years	100.00%	6	6
More than 2 years but less than 3 years	100.00%	5	5
More than 3 years	100.00%	13	13

		1,492	28

	December 31, 2019
	Expected loss rate s %	Gross carrying amount RMB million	Loss allowance RMB million
Within 3 months	0.01%	1,877	—
More than 3 months but less than 1 year	50.00%	11	6
More than 1 year but less than 2 years	100.00%	7	7
More than 2 years but less than 3 years	100.00%	—	—
More than 3 years	100.00%	16	16

		1,911	29

Schedule of Movement in the Allowances for Loan Losses
Movement in the loss allowance account in respect of trade receivables during the year is as follows:

	2020 RMB million	2019 RMB million
Balance at January 1	36	36
Amounts written off during the year	(3)	(11)
Impairment losses written back	(1)	(1)
Impairment losses recognized during the year	11	12

Balance at December 31	43	36

Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis

			Fair value measurements as at December 31, 2020 categorized into
	Note	Fair value at December 31, 2020 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Recurring fair value measurement
Financial assets/(liabilities):
Other equity instrument investments:
-Non-listed shares	26	100	—	—	100
-Non-tradable shares	26	699	—	—	699
Other non-current financial assets:
-Listed shares	26	64	64	—	—
-Non-listed shares	26	28	—	—	28
Derivative financial liabilities:
-Interest rate swaps	27	(53)	—	(53)	—
-Derivative component of convertible bonds	27	(3,092)	—	(3,092)	—
-Forward foreign exchange and foreign exchange options contracts	27	(56)	—	(56)	—

			Fair value measurements as at December 31, 2019 categorized into
	Note	Fair value at December 31, 2019 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Recurring fair value measurement
Financial assets:
Other equity instrument investments:
-Non-listed shares	26	188	—	—	188
-Non-tradable shares	26	861	—	—	861
Other non-current financial assets:
-Listed shares	26	74	74	—	—
-Non-listed shares	26	32	—	—	32
Derivative financial assets:
-Interest rate swaps	27	3	—	3	—
-Cross currency swaps	27	187	—	187	—
-Forward foreign exchange contracts	27	31	—	31	—

Disclosure of Fair Value of Derivative Component of Convertible Bonds is Measured by Using the Binomial Model
Fair value of derivative component of convertible bonds is measured by using the Binomial Model. The major inputs used in the Binomial Model are:

At December 31, 2020
Conversion price	RMB6.24
Stock price of A shares	RMB6.01
Stock market volatility	35.38%
Risk-free interest rate	3.14%

Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis
Information about Level 3 fair value measurements

	Valuation technique	Significant unobservable inputs	Range
Other equity instruments investments
-Non-listed shares (1)&(3)	Market comparable companies	Discount for lack of marketability	42%
-Non-tradable shares (2)&(3)	Discounted cash flow	Expected profit growth rate during the projection period	–10% -15%
		Perpetual growth rate	3%
		Perpetual dividend payout rate	80%
		Expected dividend payout rate during the projection period	33%
		Discount rate	10.09%
Other non-current financial assets
-Non-listed shares (2)	Discounted cash flow	Expected profit growth rates during the projection period	5%-15%
		Perpetual growth rates	1%-4%
		Perpetual dividend payout rates	80%
		Expected dividend payout rates during the projection period	27%-43%
		Discount rates	9.72%-11.64%

(1)
The fair value of
non-listed
shares are determined by using comparable listed companies adjusted for lack of marketability discount. The fair value measurement is negatively correlated to the discount for lack of marketability.

(2)
The fair value of these
non-tradable
shares and
non-listed
shares is determined by discounting projected cash flow series associated with respective investments. The valuation takes into account the expected profit growth rates and expected dividend payout rate of the investees. The discount rates used have been adjusted to reflect specific risks relating to respective investees. The fair value measurement is positively correlated to the expected profit growth rates during the projection period, perpetual growth rate, perpetual dividend payout rate and expected dividend payout rates during the projection period of respective investees, and negatively correlated to the discount rates.

(3)
Any gain or loss arising from the remeasurement of the Group’s unlisted or non-tradable equity securities held for strategic purposes are recognized in the fair value reserve
(non-recycling)
in other comprehensive income. Upon disposal of the equity securities, the amount accumulated in other comprehensive income is transferred directly to retained earnings.

Disclosure Of Detailed Information About Reconciliation Of Changes In Allowance For Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments Explanatory
Set out below are the movements of loss allowances measured at 12-month and lifetime expected credit losses for the financial assets included in other receivables.

	2020				2019
	Stage 1 12-month ECLs	Stage 2 Lifetime ECLs (not credit- impaired)	Stage 3 Lifetime ECLs (credit- impaired)	Total	Stage 1 12-month ECLs	Stage 2 Lifetime ECLs (not credit- impaired)	Stage 3 Lifetime ECLs (credit- impaired) RMB	Total
	RMB	RMB	RMB	RMB	RMB	RMB		RMB
	million	million	million	million	million	million	million	million
As at January 1	1	4	—	5	1	2	2	5
Accrual	3	5	148	156	—	2	—	2
Reversal	(2)	—	—	(2)	—	—	—	—
Write-off	—	—	—	—	—	—	(2)	(2)

As at December 31	2	9	148	159	1	4	—	5